Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2023
Other Current Assets Tabel [Abstract]
Schedule of Other Current Assets	Other current assets consist of the following:
	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Balances with government authorities	$507,696	$27,400
Advance to suppliers	295,601	—
Advance to staff	2,972	—
TDS Receivables	297,764	—
Advance payment of interest on loans	194,445	30,000
Advance payment of commission on loans	140,000	22,002
Deferred IPO costs	-	34,164
Other receivables - Balance with Director	214,458	214,458
Prepaid expenses	—	—
	$1,652,936	$328,024